Document and Entity Information	9 Months Ended
May 31, 2020
Document And Entity Information
Entity Registrant Name	Shiftpixy, Inc.
Entity Central Index Key	0001675634
Document Type	S-1/A
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false